UNIT-BASED COMPENSATION (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended			31 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of common units that may be delivered (in shares)	500,000			500,000
Share options granted (in shares)
Exercise price as of grant date (in dollars per share)
Options outstanding, weighted average exercise price (in dollars per share)	$ 16.10	$ 18.24		$ 16.10
Weighted average remaining contractual term (years)		0 years
Options exercisable (in shares)	66,000	33,000		66,000
Options outstanding, aggregate intrinsic value	$ 0	$ 200		$ 0
Weighted average remaining contractual term (years)	2 years 11 months	3 years 11 months
Options, vested in period, fair value	$ 233	$ 233	$ 0
Compensation cost recognized	$ 234	$ 238	$ 23
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Unrecognized compensation cost	$ 200			$ 200
Weighted average period of recognition	11 months
Golar Partners, Common Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted (in shares)	0			99,000
Exercise price as of grant date (in dollars per share)	$ 20.55
Golar Partners, Common Units | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term	5 years
Vesting November 18, 2017 | Golar Partners, Common Units | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	33.33%
Vesting November 18, 2018 | Golar Partners, Common Units | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	33.33%
Vesting November 18, 2019 | Golar Partners, Common Units | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	33.33%